Integration Costs - Summary of Transaction Costs (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Business Combinations [Abstract]
Transaction Costs	$ 0	$ 0	$ 0	$ 65
Integration Related Costs	25	24	48	37
Severance Payments	3	10	4	155
Total transaction costs	$ 28	$ 34	$ 52	$ 257